ADVANCED SERIES TRUST

AST Prudential Growth Allocation Portfolio

Supplement dated November 13, 2024 to the

Summary Prospectus and Prospectus, each dated May 1, 2024, as supplemented

This supplement should be read in conjunction with the Summary Prospectus and Prospectus for the AST Prudential Growth Allocation Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.

Effective immediately, Saleem Z. Banatwala will replace Anar Patel as the Portfolio’s portfolio manager.

To reflect this change, the Portfolio’s Prospectus and Summary Prospectus will hereby be revised as follows effective immediately:

I.All references to Ms. Patel will hereby be removed from the Trust’s Prospectus and Summary Prospectus relating to the Portfolio.

II.The table in the section of the Prospectus entitled “MANAGEMENT OF THE PORTFOLIOS – MANAGEMENT OF THE AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO,” will hereby be revised by adding the following information with respect to Mr. Banatwala:

Investment	Subadviser	Portfolio Managers	Title	Service Date
Managers
PGIM		Saleem Z. Banatwala,	Director, Portfolio	October 2024
Investments LLC/		CFA	Manager
AST Investment
Services, Inc.

III. The following will hereby be added in the section of the Prospectus entitled “PORTFOLIO MANAGERS – AST Prudential Growth Allocation Portfolio”:

Saleem Z. Banatwala joined PGIM Investments in February 2013 as a research analyst focused on Portfolio Construction with the Strategic Investment Research Group (SIRG). Prior to joining SIRG, Mr. Banatwala worked asan analyst for a pension consulting firm, and was responsible for the development of strategic investment policy for various foundations, endowments, and corporate pension plans. In addition to this, he conducted due diligence on various target date fund offerings for corporate defined contribution plans. Mr. Banatwala received his B.B.A. from Texas A&M University in College Station, TX. He is a CFA charter holder and a member of the CFA Society New York.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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